Recently Issued Accounting Pronouncements	3 Months Ended
Mar. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently Issued Accounting Pronouncements
Note 2. Recently Issued Accounting Pronouncements

Recently Adopted Accounting pronouncements

There were no accounting pronouncements that we adopted during the first quarter of 2023.

Accounting Pronouncements Pending Adoption in the Current Period
Recently issued accounting pronouncements that become effective subsequent to March 31, 2023 will either not have a material impact on us or are not applicable to us.